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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sirios Capital Management, L.P.
                 -------------------------------
   Address:      One International Place
                 -------------------------------
                 Boston, MA 02110-2649
                 -------------------------------

Form 13F File Number: 028-05369
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Sirios Associates, L.L.C.
         -------------------------------------
Title:   John F. Brennan, Jr., Managing Member
         -------------------------------------
Phone:   (617) 598-5100
         -------------------------------------

Signature, Place, and Date of Signing:

       /s/ John F. Brennan, Jr.          Boston, MA          11/15/11
   -------------------------------    -----------------   -------------
             [Signature]                [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         1
                                        --------------------

Form 13F Information Table Entry Total:                   36
                                        --------------------

Form 13F Information Table Value Total:            $ 899,090
                                        --------------------
                                           (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    01        028-05371                    John F. Brennan, Jr.
    ------        -----------------        ---------------------------------

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
           COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4 COLUMN 5          COLUMN 6 COLUMN 7      COLUMN 8
------------------------------------------------------------------------------------------------------------------------
                                                                                                       VOTING AUTHORITY
            ISSUER             TITLE OF CLASS   CUSIP      VALUE   SH/PRN  SH/ PUT/  INVSTMT  OTHER   SOLE  SHARED  NONE
                                                          (x1000)  AMOUNT  PRN CALL  DISCRTN  MGRS
AMERISTAR CASINOS INC              COMMON     '03070Q101    39102  2436287 SH        OTHER       01      0  2436287    0
APPLE INC                          COMMON     '037833100    21824    57234 SH        OTHER       01      0    57234    0
ASSOCIATED BANC CORP               COMMON     '045487105    17895  1924200 SH        OTHER       01      0  1924200    0
CABELA'S INC                       COMMON     '126804301    17385   848440 SH        OTHER       01      0   848440    0
CAMPBELL SOUP CO                   COMMON     '134429109     2662    82244 SH        OTHER       01      0    82244    0
CAPITAL ONE FINL CORP              COMMON     '14040H105     2949    74410 SH        OTHER       01      0    74410    0
CARLISLE COS INC                   COMMON     '142339100     2669    83730 SH        OTHER       01      0    83730    0
CLEARWIRE CORP                      CL A      '18538Q105    10205  4379687 SH        OTHER       01      0  4379687    0
COMERICA INC                       COMMON     '200340107    86279  3756166 SH        OTHER       01      0  3756166    0
CUMMINS INC                        COMMON     '231021106     5443    66660 SH        OTHER       01      0    66660    0
DANAHER CORP                       COMMON     '235851102     1820    43400 SH        OTHER       01      0    43400    0
DUNKIN BRANDS GROUP INC            COMMON     '265504100    27150   980162 SH        OTHER       01      0   980162    0
EBAY INC                           COMMON     '278642103     4714   159850 SH        OTHER       01      0   159850    0
FIFTH THIRD BANCORP                COMMON     '316773100    88411  8753540 SH        OTHER       01      0  8753540    0
FLUSHING FINANCIAL CORP            COMMON     '343873105      817    75610 SH        OTHER       01      0    75610    0
GOODRICH CORP                      COMMON     '382388106    98106   812941 SH        OTHER       01      0   812941    0
HASBRO INC                         COMMON     '418056107    20390   625268 SH        OTHER       01      0   625268    0
HUNTINGTON BANCSHARES INC          COMMON     '446150104    33691  7018890 SH        OTHER       01      0  7018890    0
JPMORGAN CHASE & CO                COMMON     '46625H100    14762   490104 SH        OTHER       01      0   490104    0
KELLOGG CO                         COMMON     '487836108    27524   517472 SH        OTHER       01      0   517472    0
KEYCORP NY                         COMMON     '493267108    84903 14317467 SH        OTHER       01      0 14317467    0
LEAR CORP                          COMMON     '521865204     6000   139851 SH        OTHER       01      0   139851    0
METLIFE INC                        COMMON     '59156R108     1831    65370 SH        OTHER       01      0    65370    0
MGM RESORT INTL                    COMMON     '552953101     8289   892290 SH        OTHER       01      0   892290    0
NIELSEN HOLDINGS BV                COMMON     'N63218106    52109  1998045 SH        OTHER       01      0  1998045    0
PACWEST BANCORP                    COMMON     '695263103      542    38905 SH        OTHER       01      0    38905    0
PINNACLE FINANCIAL P ARTNERS I     COMMON     '72346Q104      580    53000 SH        OTHER       01      0    53000    0
PRECISION CASTPARTS CORP           COMMON     '740189105    81270   522768 SH        OTHER       01      0   522768    0
SHERWIN WILLIAMS CO                COMMON     '824348106    30894   415693 SH        OTHER       01      0   415693    0
SUNTRUST BKS INC                   COMMON     '867914103    19425  1082199 SH        OTHER       01      0  1082199    0
THE HERSHEY CO                     COMMON     '427866108     9650   162893 SH        OTHER       01      0   162893    0
TIMKEN CO                          COMMON     '887389104     5733   174691 SH        OTHER       01      0   174691    0
UMPQUA HOLDINGS CORP               COMMON     '904214103      371    42200 SH        OTHER       01      0    42200    0
UNIVERSAL HEALTH SER VICES INC     COMMON     '913903100    31634   930426 SH        OTHER       01      0   930426    0
WILLIAMS-SONOMA INC                COMMON     '969904101    15533   504495 SH        OTHER       01      0   504495    0
ZIONS BANCORPORATION               COMMON     '989701107    26528  1884120 SH        OTHER       01      0  1884120    0